                              -  BT INVESTMENT FUNDS  -


                              PACIFIC BASIN EQUITY FUND


                                  SEMI-ANNUAL REPORT
                                 -------------------
                                      MARCH-1997

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . 3

PACIFIC BASIN EQUITY FUND
    Statement of Assets and Liabilities. . . . . . . . . . . . . 5
    Statement of Operations. . . . . . . . . . . . . . . . . . . 5
    Statement of Changes in Net Assets . . . . . . . . . . . . . 6
    Financial Highlights . . . . . . . . . . . . . . . . . . . . 7
    Notes to Financial Statements. . . . . . . . . . . . . . . . 8

PACIFIC BASIN EQUITY PORTFOLIO
    Schedule of Portfolio Investments. . . . . . . . . . . . . . 9
    Statement of Assets and Liabilities. . . . . . . . . . . . .11
    Statement of Operations. . . . . . . . . . . . . . . . . . .11
    Statement of Changes in Net Assets . . . . . . . . . . . . .12
    Financial Highlights . . . . . . . . . . . . . . . . . . . .12
    Notes to Financial Statements. . . . . . . . . . . . . . . .13

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Pacific Basin Equity Fund, providing a review of the market, the portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Pacific Basin Equity Fund (the "Fund") had a total return of 2.08%* for the six months ended March 31, 1997, as compared to (1.60)% for the MSCI Combined Asia Free ex Japan Index** and 2.12% for the Lipper Pacific Basin ex Japan Average+. Since its inception on November 1, 1993, the Fund has returned 24.88% cumulatively, or 6.73% annualized. The Fund returned 2.95% for the year ended March 31, 1997.

MARKET ACTIVITY
While some markets in the region performed strongly over the Fund's semi-annual period, namely Hong Kong, Malaysia, Indonesia, and Taiwan, these were overwhelmed by poor performance in other markets such as Singapore, South Korea, and Thailand.


                                      OBJECTIVE
    Seeks to provide long-term capital appreciation through investment primarily in the equity securities (or other securities with equity characteristics) of companies domiciled in, or doing business in, the Pacific Basin region.++

Thailand lost more than one-third of its value during the six months due to deteriorating conditions in the property and financial sectors, years of over-investment facilitated by cheap funds, and renewed worries over potential currency devaluation. The Thai crisis has prompted other governments and investors in the region to take steps to prevent the same from happening there. For example, the Malaysian central bank implemented limits on banks' exposure to property and share financings. South Korea suffers from a high current account deficit, downturns in most of its cyclical industries, and a loss of competitiveness against Japan. Singapore is still lackluster due to weaker than expected non-oil export growth so far in 1997. The combination of soaring property prices and higher U.S. interest rates led to a retrenchment in the Hong Kong market in the first calendar quarter after substantial gains. Deng Xiaoping's passing in February was very well absorbed by the market.

                                INVESTMENT INSTRUMENTS
    Primarily common and preferred stocks, rights, warrants and convertible securities.

Overall, Asia still faces a tough export environment, given the continued strength of the U.S. dollar, falling domestic trade barriers, and the weak electronics sector upon which the region is so dependent.

INVESTMENT REVIEW
While the Fund slightly underperformed its category average, it significantly outperformed its benchmark. Stock selection was the primary driver of this strong relative performance, particularly in Hong Kong, Singapore, and Malaysia, where the Fund's holdings significantly outperformed the underlying market.
This positive stock selection more than offset less than ideal asset allocation, in particular an underweighted position in Taiwan.

More specifically, though we moved to a slightly underweighted position in Hong Kong over the period, the Fund benefited from its key holdings there, including property investor Paliburg Holdings, red chip consumer products company Shanghai Industrial, and red chip optical products company Moulin International. To its advantage, the Fund was also underweighted in Singapore, but it gained even more from its key stocks, including Overseas Chinese Banking Corporation, Overseas Union Bank, and healthcare company Parkway. In Malaysia, the Fund benefitted both from its overweighted position and its stock selection. Key positions in this market include financial conglomerate Rashid Hussain, construction company United Engineers, and a bank named Commerce Asset Holdings.

MANAGER OUTLOOK
Looking ahead, we have identified three key issues that we believe will be important in determining the performance of the Asian equity markets.

The first is U.S. interest rates. Although the recent rise in U.S. interest rates was widely anticipated, ongoing strong macro-economic data continues to suggest that there will be continued upward pressure on U.S. rates over the coming months. Our expectation is for another 0.50% in monetary policy tightening by the end of 1997, before retracing at some point in 1998. We expect the U.S. equity market to remain volatile throughout this period, while struggling to move significantly higher. Such a backdrop will very likely create headwinds for most Asian markets, though over the medium term, the region's improving fundamentals should allow for a positive divergence in performance. In the short term, we believe markets such as Korea, Taiwan, and India should be relatively well positioned to withstand this volatility. Thus, we have recently been increasing the Fund's weightings in these markets, at the expense of more sensitive markets, such as Hong Kong.



--------------------------------------------------------------------------------

  TEN LARGEST STOCK HOLDINGS
Commerce Asset Holdings BHD                 MNI Holdings BHD
Rashid Hussain BHD                          Pacific Concord Holdings
Overseas Chinese Banking, Corp. Ltd.        Shanghai Industrial Holdings Ltd.
Gadek BHD                                   Moulin International Holdings Ltd.
Paliburg Holdings Ltd.                      Tanjong Plc.
--------------------------------------------------------------------------------


The second major issue influencing the Asian equity markets is the U.S. dollar. The strengthening U.S. dollar has continued to undermine regional competitiveness, in turn, depressing growth and liquidity conditions in Asia. In particular, Japan was gaining market share in Asia's traditional export markets. These pressures have led us to downgrade our growth estimates for the region overall. Our forecasts for the U.S. dollar, however, suggest that the pressures are currently peaking, with some prospect of relief late in the year. In the meantime, we believe markets such as Hong Kong, Thailand, and the Philippines will be most acutely affected, and thus we maintain our neutral to underweighted

---------------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Foreign investing involves special risks, including currency risk, increased volatility or foreign securities and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
[CHART]

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                           By Country as of March 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

              Thailand                              5%
              Philippines                           6%
              South Korea                           7%
              Indonesia                            10%
              Singapore                            13%
              Pakistan                              2%
              India                                 1%
              China                                 1%
              Hong Kong                            29%
              Malaysia                             26%


positions there. In contrast, markets such as South Korea, India, Indonesia, and Taiwan should be relatively insulated due to greater flexibility in management of their exchange rates.

Finally, while domestic growth prospects have been slightly downgraded, we remain confident of a modest pick-up in economic regional activity in the second half of 1997. For example, the Malaysian economy continues to exhibit signs of overheating, including rapid loans growth. Still, we believe the short-term earnings growth and the pressure for continued restructuring in the banking, insurance, and transport sectors will underpin this market. Positive liquidity conditions in Indonesia, supported by an improving trade balance, continued strong foreign direct investment, and strong corporate earnings growth, should overwhelm any short-term political concerns that may arise out of its Parliamentary elections scheduled for May.

Going against the pessimistic consensus, we recently moved the Fund to an overweighted position in South Korea based on our view of very attractive long-term situations, further weakness in its currency, and an improvement in earnings momentum. Still, this market is likely to remain extremely volatile in the short-term.

Our outlook for the Philippines and for Thailand leads us to neutral weighted market positions. While we see signs of good short-term growth prospects and lower local interest rates in the Philippines, we also see deteriorating longer-term fundamentals. We are particularly concerned with its worsening current account deficit. In Thailand, valuations look attractive, and industrial earnings growth should bottom in the second half of the year. However, asset quality problems persist in its banking, finance, and property sectors.

We intend to keep the Fund underweighted in Hong Kong and Singapore for the near term. We remain cautious in Hong Kong due to both the U.S. interest rate and equity market environment and the short-term prospects for the local property market. A cyclical economic downturn in Singapore is, we believe, pressuring corporate earnings, and valuations remain uncompelling.

We continue to seek individual stocks in each of these markets that we believe will outperform. We will, of course, also continue monitoring economic conditions and how they affect the financial markets, as we seek to provide long-term capital appreciation.

We value your ongoing support of the Pacific Basin Equity Fund and look forward to continuing to serve your investment needs in the years ahead.


                                   /s/ Paul Durham
                                     Paul Durham
                               Portfolio Manager of the
                            PACIFIC BASIN EQUITY PORTFOLIO
                                    March 31, 1997

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PACIFIC BASIN EQUITY FUND AND THE MSCI COMBINED ASIA FREE EX JAPAN INDEX AS OF NOVEMBER 30, 1993.


                             TOTAL RETURN FOR THE PERIOD
                                 ENDED MARCH 31, 1997

              Six months                                   Since 11/1/93*
              2.08%                                        24.88%

* The Fund's inception date.
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


[GRAPH]

                         Pacific Basin Equity Fund - $12,888
                   MSCI Combined Asia Free ex Japan Index - $10,816

         Nov-93                   10000                    10000
         Dec-93                   13127                    12419
         Mar-94                   10392                     9840
         Jun-94                   11115                    10195
         Sep-94                   12198                    11310
         Dec-94                   10913                    10136
         Mar-95                   10614                     9799
         Jun-95                   11641                    10531
         Sep-95                   11727                    10306
         Dec-95                   11705                    10348
         Mar-96                   12518                    11308
         Jun-96                   12775                    11353
         Sep-96                   12625                    10963
         Dec-96                   13223                    11187
         Mar-97                   12888                    10816

Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
    Investment in Pacific Basin Equity Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $31,923,942
    Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,970
    Deferred Organization, Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,234
                                                                                                                      -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31,967,146
                                                                                                                      -----------
LIABILITIES
    Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       910,721
    Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,836
    Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27,424
                                                                                                                      -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       946,981
                                                                                                                      -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $31,020,165
                                                                                                                      -----------
                                                                                                                      -----------
COMPOSITION OF NET ASSETS
    Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $30,023,993
    Accumulated Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (185,096)
    Accumulated Net Realized Gain from Investment and Foreign Currency  Transactions . . . . . . . . . . . . . . .       932,229
    Net Unrealized Appreciation on Investment and Foreign Currency Transactions. . . . . . . . . . . . . . . . . .       249,039
                                                                                                                      -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $31,020,165
                                                                                                                      -----------
                                                                                                                      -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . . .        $11.52
                                                                                                                      -----------
                                                                                                                      -----------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). . .     2,693,635
                                                                                                                      -----------
                                                                                                                      -----------

--------------------------------------------------------------------------------




STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Pacific Basin Equity Portfolio, net . . . . . . . . . . . . . . . . . . . . . . . . . . .        $2,971
                                                                                                                      -----------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       119,799
   Registration Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,472
   Printing and Shareholder Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,442
   Professional Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,982
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,376
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,121
                                                                                                                      -----------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       144,192
   Less Expenses Absorbed by Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (24,393)
                                                                                                                      -----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       119,799
                                                                                                                      -----------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (116,828)
                                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
   Net Realized Gain from:
    Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,309,564
    Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        50,152
   Net Change in Unrealized Depreciation on Investment and Foreign Currency Transactions . . . . . . . . . . . . .     (746,285)
                                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS. . . . . . . . . . . . . .       613,431
                                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $496,603
                                                                                                                      -----------
                                                                                                                      -----------




                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                                  FOR THE            FOR THE
                                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                                               MARCH 31, 1997*  SEPTEMBER 30, 1996
                                                                                             ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $(116,828)        $   (68,268)
   Net Realized Gain from Investment and Foreign Currency Transactions . . . . . . . . .       1,359,716           1,604,612
   Net Change in Unrealized Appreciation (Depreciation) on Investment and Foreign
    Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (746,285)             590,614
                                                                                             -----------       -------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .         496,603           2,126,958
                                                                                             -----------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . . . . .     (1,399,729)                --
                                                                                             -----------       -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .      24,744,076          37,293,728
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         574,916                --
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (22,785,004)        (34,535,657)
                                                                                             -----------       -------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST. . . . . . . . .       2,533,988           2,758,071
                                                                                             -----------       -------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,630,862           4,885,029
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,389,303          24,504,274
                                                                                             -----------       -------------
End of Period (includes accumulated net investment loss of $185,096 and $0, respectively) .  $31,020,165         $29,389,303
                                                                                             -----------       -------------
                                                                                             -----------       -------------
----------------------------
*   Unaudited




                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Fund.


                                                                                                         FOR THE PERIOD
                                                                                                        NOVEMBER 1, 1993
                                                           FOR THE         FOR THE YEAR ENDED           (COMMENCEMENT OF
                                                      SIX MONTHS ENDED        SEPTEMBER 30,               OPERATIONS) tO
                                                                          ------------------
                                                       MARCH 31, 1997+     1996           1995          SEPTEMBER 30, 1994
                                                     ----------------     ----           ----          ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .       $ 11.80         $10.96         $11.82              $10.00
                                                          -------         ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss) . . . . . . . . .         (0.04)         (0.03)          0.01               (0.04)
    Net Realized and Unrealized Gain (Loss) on
      Investment and Foreign Currency Transactions .        0.28           0.87          (0.49)               1.86
                                                          -------         ------         ------              ------
Total Income (Loss) from Investment Operations . .          0.24           0.84          (0.48)               1.82
                                                          -------         ------         ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Realized Gain from Investment Transactions         (0.52)          --            (0.38)               --
                                                          -------         ------         ------              ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . .       $ 11.52         $11.80         $10.96              $11.82
                                                          -------         ------         ------              ------
                                                          -------         ------         ------              ------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .          2.08%          7.66%         (3.87%)             20.11%*
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) . . .       $31,020        $29,389        $24,504              $25,362
    Ratios to Average Net Assets:
      Net Investment Income (Loss) . . . . . . . . .      (0.73%)*       (0.24%)         0.12%              (0.59%)*
      Expenses, Including Expenses of the
        Pacific Basin Equity Portfolio . . . . . . .      1.75%*          1.75%          1.75%              1.75%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust. . . . . . . . . . . . . . . .      0.31%*          0.31%          0.52%              0.60%*
--------------------------
+   Unaudited
*   Annualized



                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Pacific Basin Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1993. The Fund invests substantially all of its assets in the Pacific Basin Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $119,799.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.75 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $24,393.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                               FOR THE                                  FOR THE
                          SIX MONTHS ENDED                             YEAR ENDED
                      MARCH 31, 1997 (UNAUDITED)                  SEPTEMBER 30, 1996
                     ------------------------------         ------------------------------
                       SHARES            AMOUNT               SHARES            AMOUNT
                     ---------         ------------         -----------        -----------

Sold                2,069,036         $24,744,076           3,199,745         $37,293,728
Reinvested             50,080             574,916                --                  --
Redeemed           (1,915,219)        (22,785,004)         (2,946,088)        (34,535,657)
                     ---------         ------------         -----------        -----------
Net Increase          203,897          $2,533,988             253,657          $2,758,071
                     ---------         ------------         -----------        -----------
                     ---------         ------------         -----------        -----------


--------------------------------------------------------------------------------

PACIFIC BASIN EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




       Shares                   Description                                            Value
       ------                   -----------                                            -----
                        COMMON STOCKS - 90.53%
                        HONG KONG - 26.29%
        2,200           Bank of East Asia Ltd. (Banks) . . . . . . . . .              $  7,467
      372,000           Beijing Datang Power Generation Co. Ltd.
                           (Electric) (a). . . . . . . . . . . . . . . .               148,825
      773,000           China Merchants Hai Hong Holdings
                           (Chemicals) (a) . . . . . . . . . . . . . . .               548,673
      334,600           China Resources Beijing Land (Real Estate) (a) .               209,430
    3,344,000           China Star Entertainment Ltd. (Distribution) . .               140,256
      515,000           China Travel International Investment
                           Hong Kong Ltd. (Transportation) . . . . . . .               247,574
       79,200           Dah Sing Financial Group (Banks) (a) . . . . . .               308,676
       51,000           Dickson Concepts Intl Ltd. (Retail). . . . . . .               184,289
    2,089,000           First Sign International Holdings Ltd. (Textile)               417,870
      852,000           Founder Hong Kong Ltd. (Consumer
                           Services) (a) . . . . . . . . . . . . . . . .               497,542
        8,000           Gilbert Holdings Ltd. (Textile). . . . . . . . .                 1,218
      371,000           Glorious Sun Enterprises (Textile) (a) . . . . .               181,940
      280,000           Guangzhou Investment Company Ltd.
                           (Real Estate) (a) . . . . . . . . . . . . . .               135,507
      357,000           GZI Transportation Ltd. (Transportation) (a) . .               209,629
      183,360           HKR International Ltd. (Real Estate) . . . . . .               242,549
        8,000           Hutchison Whampoa Ltd. (Diversified) . . . . . .                60,139
      408,200           Lai Sun Development Co. Ltd. (Real Estate) . . .               474,118
      384,000           Magician Industries Holdings Ltd.
                        (Consumer Goods) (a) . . . . . . . . . . . . . .               113,980
    1,106,000           Moulin International Holding Ltd. (Diversified)                799,308
    1,814,000           Pacific Concord Holdings (Diversified) . . . . .               813,511
      710,000           Paliburg Holdings Ltd. (Real Estate) (a) . . . .               865,887
      538,000           Qingling Motors Co. (Automobiles) (a). . . . . .               286,403
      396,000           Ryoden Development Ltd. (Real Estate) (a). . . .               101,700
      184,000           Shanghai Industrial Holdings Ltd.
                           (Diversified) (a) . . . . . . . . . . . . . .               807,361
      615,000           Sinocan Holdings Ltd. (Packaging & Container). .               232,152
      601,000           Top Glory International Holdings Ltd.
                           (Real Estate) . . . . . . . . . . . . . . . .               118,669
      532,000           USI Holdings Ltd. (Textile) (a). . . . . . . . .               183,657
                                                                                    ----------
                                                                                     8,338,330
                                                                                    ----------


                        INDIA - 0.61%
       11,000           Videsh Sanchar Nigam Ltd., GDR
                           (Telecommunications)  (a) . . . . . . . . . .               193,875
                                                                                    ----------

                        INDONESIA - 10.14%
      698,974           Bank International Indonesia PT (Banks) (a). . .               531,290
      296,000           Bhuwanatala Indah Permai PT (Real Estate) (a). .                86,297
      180,000           Daya Guna Samudera PT (Fisheries) (a). . . . . .               262,391
       30,500           Gudang Garam PT (Tobacco) (a). . . . . . . . . .               133,064
       31,000           Indosat PT (Telecommunications). . . . . . . . .                82,632
       84,000           Jaya Real Property PT (Real Estate) (a). . . . .               129,446
      269,500           Lippo Life Insurance PT (Insurance) (a). . . . .               291,837
      883,862           Mulia Industrindo PT (Glass Manufacturing) (a) .               598,199
      380,000           Multipolar Corp. PT (Retail) (a) . . . . . . . .               474,802
      326,000           Putra Surya Multidana PT (Financial Services) (a)              297,783
       24,000           Semen Cibinong PT (Building Products) (a). . . .                72,470
      103,000           Semen Gresik PT (Building Products) (a). . . . .               256,320
                                                                                    ----------
                                                                                     3,216,531
                                                                                    ----------

                        MALAYSIA - 23.64%
       21,000           Amway Malaysia Holdings BHD (Consumer
                           Goods) (a). . . . . . . . . . . . . . . . . .               137,274
      204,000           Commerce Asset Holdings BHD (Banks). . . . . . .             1,432,301
      119,000           Gadek BHD (Diversified). . . . . . . . . . . . .               912,337

       Shares                   Description                                            Value
       ------                   -----------                                            -----

       29,666           Gadek Captial BHD (Financial Services) . . . . .            $   78,407
      114,000           Gopeng BHD (Construction)  (a) . . . . . . . . .               232,301
        4,300           Hicom Holdings BHD (Diversified) . . . . . . . .                11,191
       22,000           Kedah Cement Holdings BHD (Building
                           Products) . . . . . . . . . . . . . . . . . .                40,658
       51,000           Konsortuim Perkapalan BHD (Transportation) . . .               356,017
      103,000           Malaysia International Shipping BHD
                           (Transportation). . . . . . . . . . . . . . .               255,604
      137,000           Metroplex BHD (Real Estate)  (a) . . . . . . . .               160,315
      160,000           MNI Holdings BHD (Diversified) . . . . . . . . .               832,846
       12,000           Nam Fatt BHD (Construction) (a). . . . . . . . .                36,800
      170,000           Rashid Hussain BHD (Financial Services). . . . .             1,337,637
        9,500           Reliance Pacific BHD (Travel Services) (a) . . .                18,400
       81,000           Sunway City BHD (Construction) . . . . . . . . .               207,546
      196,000           Tanjong Plc. (Gaming). . . . . . . . . . . . . .               779,018
       77,000           United Engineers Ltd. (Construction) (a) . . . .               671,119
                                                                                    ----------
                                                                                     7,499,771
                                                                                    ----------


                        PAKISTAN - 1.60%
       55,520           Engro Chemical Pakistan Ltd. (Chemicals) . . . .               256,268
       79,000           Hub Power Company (Utility) (a). . . . . . . . .                73,718
       58,500           Karachi Electric Supply (Utility) (a). . . . . .                23,718
       21,830           Pakistan State Oil Co. Ltd. (Oil - International)              152,505
                                                                                    ----------
                                                                                       506,209
                                                                                    ----------

                        PHILIPPINES - 5.57%
   78,969,000           APC Group, Inc. (Diversified) (a). . . . . . . .                98,842
      186,000           Bankard, Inc. (Banks) (a). . . . . . . . . . . .                54,322
      713,000           Belle Corp. (Real Estate) (a). . . . . . . . . .               227,165
        2,436           Benpres Holdings Corp. GDR (Broadcast
                           Media) (a). . . . . . . . . . . . . . . . . .                18,392
       37,850           C & P Homes, Inc. (Real Estate) (a). . . . . . .                17,945
          100           Centennial City, Inc. (Real Estate) (a). . . . .                    11
       24,000           Equitable Banking Corp. (Banks) (a). . . . . . .               103,137
      356,450           International Container Terminal Services, Inc.
                           (Transportation) (a). . . . . . . . . . . . .               212,937
       44,300           La Tondena Distillers, Inc. (Beverages). . . . .               118,458
      288,000           Marsman & Company, Inc.-B
                           (Pharmaceuticals) (a) . . . . . . . . . . . .                80,834
       22,705           Megaworld Properties & Holdings, Inc.
                           (Real Estate) (a) . . . . . . . . . . . . . .                 7,751
      113,400           Petron Corp. (Oil Refining). . . . . . . . . . .                46,237
        1,400           Philippine Long Distance Telephone Co.
                           (Telecommunications). . . . . . . . . . . . .                84,165
       19,129           Philippine Savings Bank (Banks) (a). . . . . . .                38,454
        8,000           Republic Glass Holdings Corp. (Wholesale
                           Distributor) (a). . . . . . . . . . . . . . .                 1,578
       84,000           San Miguel Corp.-A (Diversified) (a) . . . . . .               173,040
      168,100           SM Prime Holdings, Inc. (Diversified) (a). . . .                49,094
      940,000           Solid Group Inc. (Diversified) (a) . . . . . . .               249,573
      721,000           Uniwide Holdings, Inc. (Wholesale Distributor) (a)             185,959
                                                                                    ----------
                                                                                     1,767,894
                                                                                    ----------

                        SINGAPORE - 12.43%
       46,000           City Developments Ltd. (Real Estate) (a) . . . .               407,615
       39,000           Development Bank of Singapore Ltd. (Banks) (a) .               453,583
       34,000           Hwa Hong Corporation Ltd. (Diversified) (a). . .                56,490
      104,000           Overseas Chinese Banking Corp. Ltd. (Banks). . .             1,238,352
      104,000           Overseas Union Bank Ltd. (Banks) . . . . . . . .               716,372
      156,000           Parkway Holdings Ltd. (Diversified). . . . . . .               593,977
       39,000           Singapore Land Ltd. (Real Estate) (a). . . . . .               199,792
       82,000           Van Der Horst Ltd. (Machinery) (a) . . . . . . .               278,159
                                                                                    ----------
                                                                                     3,944,340
                                                                                    ----------


                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



        Shares          Description                                                      Value
        ------          -----------                                                      -----
                        SOUTH KOREA - 5.34%
        5,000           Commercial Bank of Korea (Banking) (a) . . . . .            $   24,232
          531           Daehan City Gas Co. (Utility). . . . . . . . . .                29,648
        1,410           Daesung Industrial Company (Distribution) (a). .                77,782
       16,800           Hanjin Heavy Industries (Diversified) (a). . . .               120,255
        2,733           Kookmin Bank GDR (Banks) . . . . . . . . . . . .                49,126
        2,420           Kookmin Bank (Banks) . . . . . . . . . . . . . .                42,879
        6,980           Korea Electric Power Corp. (Electric) (a). . . .               202,658
        1,688           Korea Mobile Telecommunications Corp.
                           (Telecommunications). . . . . . . . . . . . .               155,850
        1,112           LG Information & Communication Ltd.
                           (Telecommunication Equipment) . . . . . . . .               108,034
          450           LG Insurance Co. Ltd. (Insurance) (a). . . . . .                26,382
        1,880           Medison Company Ltd. (Medical Instruments) . . .               164,592
        2,580           Nong Shim Co. Ltd. (Food). . . . . . . . . . . .               147,799
        6,750           Oriental Fire & Marine Insurance (Insurance) (a)               154,523
          247           Samsung Fire & Marine Insurance Co.
                           (Insurance) (a) . . . . . . . . . . . . . . .                92,966
        7,360           Shin Wha Engineering & Construction
                           Company (Engineering) (a) . . . . . . . . . .                69,860
        1,707           Shinhan Bank (Banks) . . . . . . . . . . . . . .                24,884
          735           Sungmi Telecom Electronics Co.
                           (Telecommunication Equipment) (a) . . . . . .               105,879
        1,840           Tae Young Corp. (Construction) (a) . . . . . . .                95,544
                                                                                    ----------
                                                                                     1,692,893
                                                                                    ----------

                        THAILAND - 4.91%
       40,000           BEC World Plc. (Diversified) (a) . . . . . . . .               382,200
      193,000           Big C Supercenter Plc. (Textiles) (a). . . . . .               124,552
       39,100           Finance One Public Co. Ltd. (Financial
                           Services) (a) . . . . . . . . . . . . . . . .                40,674
      179,420           Krung Thai Bank Plc. Co. Ltd. (Banks). . . . . .               248,859
       87,000           Nawarat Patanakarn Public Co. Ltd.
                           (Construction) (a). . . . . . . . . . . . . .                49,441
       63,000           Phatra Thanakit Co. Ltd. (Financial Services). .               112,869
        9,300           Siam Cement Public Co. Ltd. (Building
                           Products) (a) . . . . . . . . . . . . . . . .               242,219
      214,600           Siam City Bank Public Co. Ltd. (Banks) (a) . . .               177,765
       48,000           SP Suzuki Public Co. Ltd. (Automobile) (a) . . .                35,138
       42,100           TelecomAsia Corp. Plc. Co. Ltd.
                           (Telecommunications) (a). . . . . . . . . . .                71,775
       25,050           TPI Polene Co. (Rubber & Plastics) (a) . . . . .                44,637
       30,500           Unithai Line Public Co. Ltd. (Transportation) (a)               27,615
                                                                                    ----------
                                                                                     1,557,744
                                                                                    ----------

TOTAL COMMON STOCKS (COST $28,648,070)                                             $28,717,587
                                                                                    ----------

        Shares          Description                                                      Value
        ------          -----------                                                      -----

                        WARRANTS AND RIGHTS - 1.54%
                        HONG KONG - 0.59%
      336,000           First Sign International Holdings Ltd.
                           Warrants (Textile). . . . . . . . . . . . . .                $24,283
       12,000           GZI Transportation Ltd. Warrants
                           (Transportation). . . . . . . . . . . . . . .                 2,137
       10,000           Hong Kong Indosuez Warrants (Banks). . . . . . .                    72
       81,968           Lai Sun Development Co. Ltd. Warrants
                           (Real Estate) . . . . . . . . . . . . . . . .                    --
      983,000           Paliburg Holdings Ltd. Warrants (Real Estate). .               159,844
                                                                                    ----------
                                                                                       186,336
                                                                                    ----------

                        INDONESIA - 0.44%
       59,000           Bank Intl Indonesia PT Rights (Banks). . . . . .                31,945
       67,375           Bank Intl Indonesia PT Warrants (Banks). . . . .                23,852
      269,500           Indah Kiat Pulp & Paper Corp. PT Warrants
                           (Paper) . . . . . . . . . . . . . . . . . . .                84,184
                                                                                    ----------
                                                                                       139,981
                                                                                    ----------

                        MALAYSIA - 0.51%
       49,000           Gadek BHD Warrants (Diversified) . . . . . . . .               161,142
                                                                                    ----------
TOTAL WARRENTS AND RIGHTS (Cost $432,948)                                            $ 487,459
                                                                                    ----------


Principal
 Amount
 ------
                        FOREIGN SOVEREIGN DEBT - 0.48%
                        PAKISTAN - 0.48%
$162,000                Republic of Pakistan, 6.00%, 2/26/02
                           (Cost $162,000) . . . . . . . . . . . . . . .          $    153,090
                                                                                    ----------

TOTAL INVESTMENTS (Cost $29,243,018) . . . . . . . . . . . . . . .    92.55%       $29,358,136
Other Assets Less Liabilities. . . . . . . . . . . . . . . . . . .     7.45%         2,362,289
                                                                    --------        ----------
NET ASSETS. . . . . . . .  . . . . . . . . . . . . . . . . . . . .   100.00%      $ 31,720,425
                                                                    --------        ----------
                                                                    --------        ----------
---------------------
(a) Non-Income Producing Security
Industry Diversification (as a percentage of Total Investments):
     Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19.28%
     Construction. . . . . . . . . . . . . . . . . . . . . . . . .      4.40%
     Diversified . . . . . . . . . . . . . . . . . . . . . . . . .     20.85%
     Financial Services. . . . . . . . . . . . . . . . . . . . . .      6.36%
     Real Estate . . . . . . . . . . . . . . . . . . . . . . . . .     12.07%
     Textile . . . . . . . . . . . . . . . . . . . . . . . . . . .      3.18%
     Transportation. . . . . . . . . . . . . . . . . . . . . . . .      4.47%
     Other*. . . . . . . . . . . . . . . . . . . . . . . . . . . .     29.39%
                                                                     --------
                                                                      100.00%
                                                                     --------
                                                                     --------



*  No one industry represents more than 3% of Portfolio holdings.
See Notes to Financial Statements on Pages 13 and 14

PACIFIC BASIN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997 (UNAUDITED)



ASSETS
     Investments, at Value (Cost of $29,243,018) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  29,358,136
     Cash* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,711,959
     Receivable for Securities Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        274,315
     Dividends and Interest Receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,633
     Net Unrealized Appreciation on Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . . . . . . .        139,463
     Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             99
                                                                                                                     -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     32,519,605
                                                                                                                     -------------
LIABILITIES
     Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,046
     Payable for Securities Purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        562,608
     Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,998
                                                                                                                     -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        595,652
                                                                                                                     -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  31,923,953
                                                                                                                     -------------
                                                                                                                     -------------
COMPOSITION OF NET ASSETS
     Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  31,675,410
     Net Unrealized Appreciation on Investment and Foreign Currency Transactions . . . . . . . . . . . . . . . . .        248,543
                                                                                                                     -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  31,923,953
                                                                                                                     -------------
                                                                                                                     -------------


*    Includes foreign cash of $507,318 with a cost of $512,966.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Dividends (net of foreign withholding tax of $17,427) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     162,324
     Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            913
                                                                                                                     -------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        163,237
                                                                                                                     -------------
EXPENSES
     Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        120,195
     Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,065
     Transfer Tax. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,539
     Professional Fees and Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,789
     Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,050
                                                                                                                     -------------
     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        185,638
     Less Expenses Absorbed by Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (25,377)
                                                                                                                     -------------
         Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        160,261
                                                                                                                     -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,976
                                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
     Net Realized Gain from:
         Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,310,052
         Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,340
     Net Change in Unrealized Depreciation on Investment and Foreign Currency
       Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (740,383)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS. . . . . . . . . . . . . .        620,009
                                                                                                                     -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     622,985
                                                                                                                     -------------
                                                                                                                     -------------




                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                  FOR THE            FOR THE
                                                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                                              MARCH 31, 1997+   SEPTEMBER 30, 1996
                                                                                            -----------------  ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,976       $     142,641
    Net Realized Gain from Investment and Foreign Currency Transactions. . . . . . . . .       1,360,392           1,606,317
    Net Change in Unrealized Appreciation (Depreciation) on Investment
      and Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . .        (740,383)            584,216
                                                                                             -----------       -------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .         622,985           2,333,174
                                                                                             -----------       -------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,385,441          37,502,717
    Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (23,693,405)        (34,883,257)
                                                                                             -----------       -------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . . . . . . .       1,692,036           2,619,460
                                                                                             -----------       -------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,315,021           4,952,634
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,608,932          24,656,298
                                                                                             -----------       -------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $31,923,953       $  29,608,932
                                                                                             -----------       -------------
                                                                                             -----------       -------------





FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Portfolio.




                                                                                                        FOR THE PERIOD
                                                                                                       NOVEMBER 1, 1993
                                                              FOR THE          FOR THE YEAR ENDED      (COMMENCEMENT
                                                          SIX MONTHS ENDED        SEPTEMBER 30,          OPERATIONS) TO
                                                                               -------------------
                                                           MARCH 31, 1997+     1996           1995    SEPTEMBER 30, 1994
                                                          ----------------     ----           ----    ------------------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) . . . . . . .    $31,924        $29,609        $24,656        $25,366
    Ratios to Average Net Assets:
         Net Investment Income . . . . . . . . . . . . . .     0.02%*          0.51%          0.87%         0.16%*
         Expenses. . . . . . . . . . . . . . . . . . . . .     1.00%*          1.00%          1.00%         1.00%*
         Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses by
         Bankers Trust . . . . . . . . . . . . . . . . . .     0.16%*          0.11%          0.20%         0.26%*
    Portfolio Turnover Rate. . . . . . . . . . . . . . . .        69%           118%           104%            40%
    Average Commission Per Share** . . . . . . . . . . . .    $0.0023         $0.005


-----------------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.
    See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at

--------------------------------------------------------------------------------
PACIFIC BASIN EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $40,065.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.75 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $120,195.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced $25,377.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended March 31, 1997, the Portfolio paid brokerage commissions of $323,958.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997, were $20,831,894 and $21,355,527, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $29,449,723. The aggregate gross unrealized appreciation for all investments was $4,351,205 and the aggregate gross unrealized depreciation for all investments was $4,442,792.

NOTE 4--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of March 31, 1997, the Pacific Basin Equity Portfolio had the following open forward foreign currency contracts outstanding:



                                                                            NET UNREALIZED
                                                                             APPRECIATION
CONTRACTS TO DELIVER     IN EXCHANGE FOR    SETTLEMENT DATE VALUE (US$) (DEPRECIATION) (US$)
----------------------------------------------------------------------------------------
SALES
----------------------------------------------------------------------------------------
HKD       54,144,300      USD       6,988,525     8/12/97     6,984,289           4,236
HKD       33,499,045      USD       4,330,000     4/15/97     4,323,015           6,985
MYR        3,667,188      USD       1,469,756      6/3/97     1,476,918          (7,162)
IDR    9,723,433,475      USD       4,026,517      5/7/97     4,028,524          (2,007)
SGD        4,428,424      USD       3,160,000     4/30/97     3,067,838          92,162
SGD        2,014,412      USD       1,420,000      6/9/97     1,398,606          21,394
----------------------------------------------------------------------------------------
                                                         Total Sales         115,608
----------------------------------------------------------------------------------------
PURCHASES
----------------------------------------------------------------------------------------
USD        4,400,000      MYR      10,931,360      6/3/97     4,402,481           2,481
USD        3,220,000      IDR   7,818,965,000      5/7/97     3,239,482          19,482
USD          785,186      IDR   1,904,468,475      5/7/97       789,042           3,856
USD          700,000      SGD       1,007,615     4/30/97       698,036          (1,964)
----------------------------------------------------------------------------------------
                                                            Total Purchases    23,855
----------------------------------------------------------------------------------------
                                                Net Unrealized Appreciation   139,463
----------------------------------------------------------------------------------------


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                                          15

BT INVESTMENT FUNDS
PACIFIC BASIN EQUITY FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

                                 --------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                                 --------------------